Intangible assets (Details 3) - Contractual Rights Intangible Asset [Member]	12 Months Ended
Dec. 31, 2025
P2 Group | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	8 years
P2 Group | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	12 years
Blue Macaw | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	3 years
Blue Macaw | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	20 years
Bari [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	19 years
Move Capital S.A. and Morc Gestora de Recursos de Crédito Ltda. renamed to VBI Capital Ltda. (collectively, “Move”) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	17 years
Patria Asset Management
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	22 years
Global Private Markets Solutions (“GPMS”) [Member] | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	6 years
Global Private Markets Solutions (“GPMS”) [Member] | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	26 years
Credit Suisse ("CSHG") [Member] | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	31 years
Credit Suisse ("CSHG") [Member] | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	33 years
Nexus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	17 years
Genial
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	23 years
Vectis | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	21 years
Vectis | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	23 years
AgroFibra
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets material to entity	23 years